Commitments and Contingencies (Details)			1 Months Ended			12 Months Ended
	Jan. 06, 2020 USD ($)	Jan. 06, 2020 CNY (¥)	Jan. 28, 2021 CNY (¥)	Jan. 27, 2021 USD ($)	Jan. 27, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Oct. 21, 2019 USD ($)	Oct. 21, 2019 CNY (¥)
Commitments and Contingencies (Details) [Line Items]
Operating expense | $						$ 281,102	$ 165,891	$ 130,940
Hengmao Power Battery shall [Member]
Commitments and Contingencies (Details) [Line Items]
Contract payment									$ 148,804	¥ 958,805.4
Accrued interests (in Yuan Renminbi) | ¥			¥ 958,805.4
Contractual payment	$ 166,459	¥ 1,072,560
Accrued interests and attorney’s fees				$ 166,459	¥ 1,072,560